Composition of Certain Balance Sheet Accounts	9 Months Ended
Jun. 30, 2020
Composition of Certain Balance Sheet Accounts Disclosure [Abstract]
Composition of Certain Balance Sheet Accounts
7.	COMPOSITION OF CERTAIN BALANCE SHEET ACCOUNTS

Allowance for Doubtful Accounts

Allowance for doubtful accounts consisted of the following (in thousands):

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$904	$1,230
Provision	522	284
Acquisition	35	—
Bad debt write-offs	(119)	(709)

Ending balance	$1,342	$805

Accrued Expenses and Other Liabilities

Accrued expenses consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Employee related liabilities	$23,605	$17,202
Professional fees	5,863	14,160
Freight	4,191	4,158
Warranty	3,375	2,543
Marketing	2,794	2,026
Construction in progress	1,547	903
Capital lease	922	721
Contingent consideration	—	1,303
Other	4,925	4,887

Total accrued expenses and other current liabilities	$47,222	$47,903